Stock-based Compensation Summary of Stock Appreciation Rights Activity (Details) - Stock Appreciation Rights (SARs) $ / shares in Units, $ in Millions	12 Months Ended
Sep. 30, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted Average SAR Price, Outstanding beginning balance | $ / shares	$ 27.78
Weighted Average SAR Price, Granted | $ / shares	50.23
Weighted Average SAR Price, Exercised | $ / shares	27.85
Weighted Average SAR Price, Forfeited or expired | $ / shares	28.66
Weighted Average SAR Price, Outstanding ending balance | $ / shares	29.53
Weighted Average SAR Price, Exercisable | $ / shares	$ 28.82
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding Roll Forward]
Shares Subject to SAR, Outstanding beginning balance | shares	2,643,647
Shares Subject to SAR, Granted | shares	37,965
Shares Subject to SAR, Exercised | shares	(886,827)
Shares Subject to SAR, Forfeited or expired | shares	(54,685)
Shares Subject to SAR, Outstanding ending balance | shares	1,740,100
Shares Subject to SAR, Exercisable | shares	1,346,610
Weighted Average Remaining Contractual Life (years), Outstanding	5 years 1 month
Weighted Average Remaining Contractual Life (years), Exercisable	4 years 6 months
Aggregate Intrinsic Value SAR, Outstanding | $	$ 21
Aggregate Intrinsic Value SAR, Exercisable | $	$ 17